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US Legal Services

J. Neil McMurdie
Senior Counsel
Tel: 860.580.2824 | Fax: 860.580.4897
Email: neil.mcmurdie@us.ing.com

May 1, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: MAP II (HR 10) File Nos.: 033-75980* and 811-02513 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:
•	The form of the Prospectus and Statement of Additional Information Supplements that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-
effective amendment to the above-referenced Registration Statement; and
• The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 16, 2014.

If you have any questions, please call the undersigned at 860.580.2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

*	Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this
Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 033-75984.

Windsor Site One Orange Way, C2N Windsor, CT 06095-4774	ING North America Insurance Corporation